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MML Asset Momentum Fund
MML Asset Momentum Fund
MML SERIES INVESTMENT FUND II
MML Asset Momentum Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the Fund. Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.

Effective on or about November 18, 2020, the Fund will change its name to MML Equity Momentum Fund.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 3 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Asset Momentum Fund		Class II	Service Class I
Management Fees		0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.42%	0.42%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses	[1]	1.09%	1.34%
Fee Waiver and Expense Reimbursement		(0.32%)	(0.32%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[2]	0.77%	1.02%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to (i) waive .25% of its management fees through April 30, 2022, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2022, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .77% and 1.02% for Class II and Service Class I, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Asset Momentum Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	79	298	553	1,285
Service Class I	104	376	687	1,570

Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 3 of the Prospectus):

The Fund invests primarily in common stocks of large capitalization U.S. companies. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Momentum Index* (the “Index”). As of August 31, 2020, the market capitalization range of companies included in the Index was between $9.13 billion and $2,206.91 billion.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles and maintains the Index, which is designed to track the performance of approximately 100 stocks in the S&P 500 Index that have the highest “momentum score.” In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Index is based on upward price movements of the security as compared to other eligible securities within the S&P 500 Index. In selecting constituent securities for the Index, the Index Provider first calculates the momentum score of each stock in the S&P 500 Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then selects the 100 stocks with the highest momentum score for inclusion in the Index. The Index uses a modified market capitalization-weighted strategy, as the Index Provider weights securities by multiplying their market capitalizations and their momentum scores.

The maximum weight of each component is capped at the lower of 9% or three times its market capitalization weight in the eligible Index universe. The Index is rebalanced semi-annually after market close on the third Friday in March and September. If a stock is removed from the S&P 500 Index, it will be removed from the Index simultaneously. The Fund is rebalanced in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.

Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.

The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.

*The “S&P 500 Momentum Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Momentum Index.

Effective on or about November 18, 2020, the paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Commodities-Related Investments Risk,” “Credit Risk,” “Fixed Income Securities Risk,” “Foreign Investment Risk, Emerging Markets Risk, Currency Risk,” “Geographic Focus Risk,” “Growth Company Risk,” “Inflation Risk,” “Leveraging Risk,” “Liquidity Risk,” “Mortgage and Asset-Backed Securities Risk,” “Quantitative Models Risk,” “REIT Risk,” “Risk of Investment in Other Funds or Pools,” “Small and Mid-Cap Company Risk,” “Sovereign Debt Obligations Risk,” “Tax Status Risk,” “U.S. Government Securities Risk,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 4 of the Prospectus) are hereby deleted in full.

Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 4 of the Prospectus):

Momentum Investing Risk The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may suffer compared to the returns from other styles of investing.

Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.

Effective on or about November 18, 2020, the following information replaces the similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 8 of the Prospectus):

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (S&P 500 Momentum Index). The Fund’s investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 8 of the Prospectus):

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MML Asset Momentum Fund	1 Year	Since Inception	Inception Date
Class II	37.93%	10.68%	May 15, 2015
Service Class I	37.51%	10.40%	May 15, 2015
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.78%	May 15, 2015
S&P 500 Momentum Index (reflects no deduction for fees, expenses, or taxes)	26.25%	12.92%	May 15, 2015

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE